Summary of Significant Accounting Policies - Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of net income			$ 24,875,000	$ 7,702,000		$ 45,675,000	$ (101,313,000)
Denominator:
Basic weighted average shares outstanding of ordinary shares			153,321,585	153,303,505		153,305,176	153,303,498
Diluted weighted average shares outstanding of ordinary shares			172,452,848	154,096,346		157,544,818	153,303,498
Basic net income (loss) per ordinary share			$ 0.16	$ 0.05		$ 0.30	$ (0.66)
Diluted net income (loss) per ordinary share			$ 0.14	$ 0.05		$ 0.29	$ (0.66)
Class A | Cik0001812667 Cc Neuberger Principal Holdings Ii
Numerator:
Allocation of net income	$ 24,214,413	$ (5,952,512)	$ 37,202,847	$ 14,943,417	$ (28,781,313)	$ (2,063,432)
Denominator:
Basic weighted average shares outstanding of ordinary shares	82,800,000	82,800,000	82,800,000	82,800,000	53,076,923	82,800,000
Diluted weighted average shares outstanding of ordinary shares	82,800,000	82,800,000	82,800,000	82,800,000	53,076,923	82,800,000
Basic net income (loss) per ordinary share	$ 0.29	$ (0.07)	$ 0.45	$ 0.18	$ (0.54)	$ (0.02)
Diluted net income (loss) per ordinary share	$ 0.29	$ (0.07)	$ 0.45	$ 0.18	$ (0.54)	$ (0.02)
Class B | Cik0001812667 Cc Neuberger Principal Holdings Ii
Numerator:
Allocation of net income	$ 7,515,826	$ (1,847,579)	$ 11,547,260	$ 4,638,235	$ (13,037,333)	$ (640,462)
Denominator:
Basic weighted average shares outstanding of ordinary shares	25,700,000	25,700,000	25,700,000	25,700,000	24,042,735	25,700,000
Diluted weighted average shares outstanding of ordinary shares	25,700,000	25,700,000	25,700,000	25,700,000	24,042,735	25,700,000
Basic net income (loss) per ordinary share	$ 0.29	$ (0.07)	$ 0.45	$ 0.18	$ (0.54)	$ (0.02)
Diluted net income (loss) per ordinary share	$ 0.29	$ (0.07)	$ 0.45	$ 0.18	$ (0.54)	$ (0.02)